Cash Convertible Senior Notes and Related Transactions, Carrying Amount Table (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Dec. 31, 2011
Principal amount, carrying amount and interest expense of notes
Carrying amount, net of discount	$ 149.8				$ 148.0
Convertible Debt
Principal amount, carrying amount and interest expense of notes
Principal amount	175.0				175.0
Less: unamortized issuance discount	(25.2)				(27.0)
Carrying amount, net of discount	149.8				148.0
Contractual coupon interest	2.0		2.0
Amortization of discount and deferred financing costs	2.0		1.9
Total interest expense	$ 4.0	[1]	$ 3.9	[1]

[1]	A portion of the interest relating to the Notes is capitalized as Construction in progress